Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Effective portion recognized in AOCI	$ 2,128	$ 429	$ 590
Effective portion reclassified from AOCI	(152)	(427)	0
Ineffective portion	740	(740)	0
Interest Expense
Derivative [Line Items]
Effective portion recognized in AOCI	2,128	429	590
Effective portion reclassified from AOCI	(152)	(427)	0
Ineffective portion	$ 740	$ (740)	$ 0